Investment in a Joint Venture (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Description of Accounting Policy for Investments in Joint Ventures [Abstract]
Interest rate percentage	50.00%
Commitments investment	$ 2,257,648